Revenue Recognition (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 5 — Revenue Recognition

Disaggregated Revenue

Upon the completion of the Cleco Cajun Transaction on February 4, 2019, Cleco Cajun became a reportable segment. For more information on the transaction, see Note 2 — “Business Combinations.”

Operating revenue, net for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31, 2020
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$81,571		$—		$—		$—	$81,571
Commercial (1)	61,110		—		—		—	61,110
Industrial (1)	32,210		—		—		—	32,210
Other retail (1)	3,461		—		—		—	3,461
Surcharge	2,443		—		—		—	2,443
Electric customer credits	(8,340)		—		—		—	(8,340)
Total retail revenue	172,455		—		—		—	172,455
Wholesale, net	42,229	(1)	89,147		(2,420)	(2)	—	128,956
Transmission, net	12,069		12,931	(3)	—		(1,818)	23,182
Other	3,695	(4)	—		1		—	3,696
Affiliate (5)	1,106		161		29,278		(30,545)	—
Total revenue from contracts with customers	231,554		102,239		26,859		(32,363)	328,289
Revenue unrelated to contracts with customers
Other	1,406	(6)	17,877	(7)	—		—	19,283
Total revenue unrelated to contracts with customers	1,406		17,877		—		—	19,283
Operating revenue, net	$232,960		$120,116		$26,859		$(32,363)	$347,572

(1) Includes fuel recovery revenue.

(2) Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(3) Includes $0.2 million of electric customer credits.

(4) Includes $3.7 million of other miscellaneous fee revenue.

(5) Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(6) Includes realized gains associated with FTRs of $1.4 million.

(7) Includes $15.6 million in lease revenue related to the Cottonwood Sale Leaseback and $2.3 million of deferred lease revenue amortization.

	FOR THE THREE MONTHS ENDED MAR. 31, 2019
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$87,148		$—		$—		$—	$87,148
Commercial (1)	65,380		—		—		—	65,380
Industrial (1)	37,870		—		—		—	37,870
Other retail (1)	3,681		—		—		—	3,681
Surcharge	5,321		—		—		—	5,321
Electric customer credits	(8,160)		—		—		—	(8,160)
Total retail revenue	191,240		—		—		—	191,240
Wholesale, net	55,546	(1)	58,191		(2,420)	(2)	—	111,317
Transmission	12,579		8,727		—		—	21,306
Other	6,851	(3)	(26)		2		—	6,827
Affiliate (4)	300		—		26,535		(26,835)	—
Total revenue from contracts with customers	266,516		66,892		24,117		(26,835)	330,690
Revenue unrelated to contracts with customers
Other	2,229	(5)	11,267	(6)	—		—	13,496
Total revenue unrelated to contracts with customers	2,229		11,267		—		—	13,496
Operating revenue, net	$268,745		$78,159		$24,117		$(26,835)	$344,186

(1) Includes fuel recovery revenue.

(2) Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(3) Includes $4.4 million of other miscellaneous fee revenue and $2.4 million of Teche Unit 3 SSR revenue at Cleco Power.

(4) Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(5) Includes realized gains associated with FTRs of $4.8 million and the reversal of the LCFC revenue of $(2.6) million.

(6) Includes $9.8 million in lease revenue related to the Cottonwood Sale Leaseback and $1.4 million of deferred lease revenue amortization.

Cleco and Cleco Power have unsatisfied performance obligations with durations ranging between 1 and 15 years that primarily relate to stand-ready obligations as part of fixed capacity minimums. At March 31, 2020, Cleco and Cleco Power had $80.7 million of unsatisfied performance obligations that will be recognized as revenue over the term of such contracts as the stand-ready obligation to provide energy is provided.

Note 5 — Revenue Recognition

Revenue from Contracts with Customers

Retail Utility Revenue

Cleco’s retail revenue from contracts with customers is generated primarily from Cleco Power’s regulated revenue from residential, commercial, and industrial customers. Cleco Power recognizes retail revenue from these contracts as a series, and progress towards satisfaction of the performance obligation is measured using an output method based on kWh delivered. Accordingly, revenue from electricity sales is recognized as energy is delivered to the customer. Cleco Power bills retail customers, based on rates regulated by the LPSC, on a monthly basis with payments generally due within 20 days of the invoice date.

Included in Cleco Power’s retail revenue is unbilled electric revenue, which represents the amount customers will be billed for services rendered from the last meter reading to the end of the respective accounting period. Cleco Power uses actual customer energy consumption data available from AMI to calculate unbilled revenue. Also included in Cleco Power’s retail revenue is electric customer credits, which primarily represents the accrued estimated refunds to Cleco Power’s retail customers for the tax related benefits of the TCJA.

Wholesale Revenue

Cleco’s wholesale revenue is generated primarily through the sale of energy and capacity to cooperatives, municipalities, and the MISO transmission provider. Cleco also enters into transactions through MISO for spot energy sales which are transacted in the Day-Ahead Energy and Operating Reserves Market and the Real-Time Energy and Operating Reserves Market. The electricity revenue performance obligations, representing both energy and capacity, are satisfied as a series of performance obligations, and progress towards satisfaction of the performance obligations are measured using an output method. The energy performance obligation measure of progress is based on kWh delivered. The capacity performance obligation measure of progress is based on time elapsed and is recognized each month as Cleco’s generating units stand ready to deliver electricity to the customer. Cleco recognizes wholesale revenue, inclusive of both performance obligations, under the invoice practical expedient for the amount Cleco has the right to invoice. Cleco, through Cleco Power and Cleco Cajun, charges its wholesale customers market based rates that are subject to FERC’s triennial market power analysis.

Transmission Revenue

Cleco Power and Cleco Cajun earn transmission revenues pursuant to MISO’s FERC filed tariff. The performance obligation of transmission service is satisfied as service is provided. Revenue is recognized upon delivery of the transmission service. For Cleco Power, revenue from the transmission of electricity is recorded based on a FERC-approved annual formula rate mechanism. This mechanism provides for an annual filing of revenue requirements with rates effective June 1 of each year. For Cleco Cajun, revenue from the transmission of electricity is recorded based on a FERC-approved annual filing rate mechanism effective June 1 of each year. Cleco Cajun charges transmission rates based on its cost to provide transmission services.

Other Revenue

Other revenue from contracts with customers, which is not a significant source of Cleco’s revenue, includes Cleco Power’s Teche Unit 3 SSR revenue and miscellaneous fees. The performance obligation under these contracts is satisfied and revenue is recognized as control of the products is delivered or services are rendered.

Revenue Unrelated to Contracts with Customers

Cleco’s energy-related transactions with the following characteristics qualify as derivative contracts and are recorded pursuant to derivatives and hedging accounting guidance: a) their value is based on the notional amount or payment provisions of an underlying asset; b) they require no or a diminutive initial net investment; and c) their terms require or permit net settlement.

Cleco Cajun’s other revenue includes fixed lease payments and certain variable payments for costs paid by NRG Energy on behalf of Cleco. For more information on the Cottonwood lease agreement, see Note 4 — “Leases — Lessor Agreements — Cottonwood Sale Leaseback Agreement.”

Disaggregated Revenue

Upon the completion of the Cleco Cajun Transaction on February 4, 2019, Cleco Cajun became a new reportable segment. For more information on the transaction, see Note 3 — “Business Combinations.”

Operating revenue, net for the year ended December 31, 2019, and 2018, was as follows:

	FOR THE YEAR ENDED DEC. 31, 2019
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$415,242		$—		$—		$—	$415,242
Commercial (1)	289,197		—		—		—	289,197
Industrial (1)	149,711		—		—		—	149,711
Other retail (1)	15,046		—		—		—	15,046
Surcharge	22,132		—		—		—	22,132
Electric customer credits	(35,880)		—		—		—	(35,880)
Total retail revenue	855,448		—		—		—	855,448
Wholesale, net	226,978	(1)	374,635	(2)	(9,680	)(3)	(1)	591,932
Transmission, net	50,874	(4)	51,315	(5)	—		(7,471)	94,718
Other	19,324	(6)	—		2		—	19,326
Affiliate (7)	3,125		108		109,067		(112,300)	—
Total revenue from contracts with customers	1,155,749		426,058		99,389		(119,772)	1,561,424
Revenue unrelated to contracts with customers
Other	12,621	(8)	65,560	(9)	—		—	78,181
Total revenue unrelated to contracts with customers	12,621		65,560		—		—	78,181
Operating revenue, net	$1,168,370		$491,618		$99,389		$(119,772)	$1,639,605

(1)	Includes fuel recovery revenue.

(2)	Includes $0.8 million of electric customer credits.

(3)	Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(4)	Includes $2.6 million of electric customer credits.

(5)	Includes $0.7 million of electric customer credits.

(6)	Includes $16.1 million of other miscellaneous fee revenue and $3.2 million of Teche Unit 3 SSR revenue.

(7)	Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(8)	Includes realized gains associated with FTRs of $12.4 million and LCFC revenue of $0.2 million.

(9)	Includes $57.1 million in lease revenue related to the Cottonwood Sale Leaseback and $8.4 million of deferred lease revenue amortization.

	FOR THE YEAR ENDED DEC. 31, 2018
(THOUSANDS)	CLECO POWER	OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$435,610	$—		$—	$435,610
Commercial (1)	288,791	—		—	288,791
Industrial (1)	167,001	—		—	167,001
Other retail (1)	15,582	—		—	15,582
Surcharge	23,138	—		—	23,138
Electric customer credits	(33,195)	—		—	(33,195
Total retail revenue	896,927	—		—	896,927
Wholesale, net (1)	219,598	(9,680	)(2)	—	209,918
Transmission	54,531	—		—	54,531
Other (3)	27,800	2		—	27,802
Affiliate (4)	874	74,591		(75,465)	—
Total revenue from contracts with customers	1,199,730	64,913		(75,465)	1,189,178
Revenue unrelated to contracts with customers
Other (5)	41,866	—		—	41,866
Total revenue unrelated to contracts with customers	41,866	—		—	41,866
Operating revenue, net	$1,241,596	$64,913		$(75,465)	$1,231,044

(1)	Includes fuel recovery revenue.

(2)	Amortization of intangible assets related to wholesale power supply agreements.

(3)	Other revenue from contracts with customers includes $18.2 million of other miscellaneous fee revenue and $9.6 million of Teche Unit 3 SSR revenue.

(4)	Affiliate revenue from contracts with customers includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(5)	Includes realized gains associated with FTRs of $39.3 million and LCFC revenue of $2.6 million.

Cleco and Cleco Power have unsatisfied performance obligations with durations ranging between 1 and 15 years that primarily relate to stand-ready obligations as part of fixed capacity minimums. Cleco and Cleco Power have elected to not disclose the value of unsatisfied variable performance obligations as part of their application of the right to invoice practical expedient. At December 31, 2019, Cleco and Cleco Power had $30.8 million of unsatisfied performance obligations that will be recognized as revenue over the term of the contracts as the stand-ready obligation to provide energy is provided.